CAPITAL AND RESERVES - Summary of Impact In Change Of Shares (Details) - USD ($)								12 Months Ended
	Nov. 23, 2021	Mar. 24, 2021	Mar. 23, 2021	Jan. 04, 2021	Oct. 12, 2020	Jan. 29, 2020	Dec. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								$ 0
Issuance of share capital								335,636,000	$ 188,644,000	$ 279,126,000
Share capital/premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								(4,391,621,000)
Liabilities arising from financing activities								6,194,112,000	605,844,000	417,200,000
Issuance of share capital								335,636,000
Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Issuance of share capital					$ 177,574,953		$ 111,890,000,000
Share capital
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								(211,064,000)
Issuance of share capital	$ 4,199,000	$ 8,543,000	$ 58,023,784	$ 5,038,202				4,199,000	13,829,000	8,206,000
Share capital | Arrival
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								(63,062,000)
Share capital | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								274,126,000
Issuance of share capital					13,022,167
Share capital | Ordinary shares
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								194,067,000
Issuance of share capital								4,199,000
Share capital | Ordinary shares | Arrival
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								(58,024,000)
Share capital | Ordinary shares | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								252,091,000
Share capital | Preference shares
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								16,997,000
Issuance of share capital									13,828,907
Share capital | Preference shares | Arrival
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								(5,038,000)
Share capital | Preference shares | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								22,035,000
Share premium
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								4,602,685,000
Issuance of share capital	$ 349,483,000		$ 4,631,715,417					331,437,000	174,815,000	$ 270,920,000
Share premium | Arrival
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								(4,934,403,000)
Share premium | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								(331,718,000)
Issuance of share capital					$ 164,552,786	$ 10,194,260	$ 103,684,000,000
Share premium | Ordinary shares
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								(4,578,428,000)
Issuance of share capital								349,483,000
Share premium | Ordinary shares | Arrival
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								(4,631,715,000)
Share premium | Ordinary shares | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								53,287,000
Share premium | Preference shares
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								(24,257,000)
Issuance of share capital									174,747,046
Share premium | Preference shares | Arrival
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								(302,688,000)
Share premium | Preference shares | Arrival Luxembourg S.à r.l
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								278,431,000
Issued Capital And Share Premium | Ordinary shares
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								(4,384,361,000)
Issuance of share capital								353,682,000
Issued Capital And Share Premium | Ordinary shares | Arrival
Disclosure of classes of share capital [line items]
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival								$ (4,391,621,246)
Issued Capital And Share Premium | Preference shares
Disclosure of classes of share capital [line items]
Issuance of share capital									$ 188,575,953